13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Details) - CAD ($)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash	$ 6,599	$ 37,318	$ 421,699	$ 17,000
Fair Value, Inputs, Level 1
Cash	6,599	37,318
Fair Value, Inputs, Level 2
Cash	0	0
Fair Value, Inputs, Level 3
Cash	$ 0	$ 0